EQUITY - Remuneration to Shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Statutory reserve for studies and projects (as a percent)	1.00%
Statutory reserve for investments (as a percent)	50.00%
Minimum mandatory dividend (as a percent)	25.00%
Allocation of the residual result for the year
Amount attributed to owners of the company	R$ 6,338,688	R$ 11,195,036	R$ 14,466,539
Legal reserve	(316,934)	(534,856)
Realization of the revaluation reserve	2,757
Prescribed Dividends	4,044
IFRS 9 and IFRS 15 adjustments	182,523	(157,205)
Mandatory Dividends	(1,507,139)	(2,540,567)
Retained earnings to be allocated	4,703,939	7,464,496
Constitution of Statutory Reserves and Profit Retention Reserve	R$ (4,703,939)	R$ (7,464,496)
Class A
EQUITY
Minimum Remuneration For Preferred Shares, Percentage	8.00%
Class B
EQUITY
Minimum Remuneration For Preferred Shares, Percentage	6.00%